Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Current assets
Cash and cash equivalents	$ 14,321,433	$ 54,847
Term deposits	3,694,415
Other amounts receivable	87,960	5,693
Prepaid expenses	32,237	13,177
Total current assets	18,136,045	73,717
Exploration and Evaluation Assets	199,848	19,258,358
Property and Equipment	1,079	92,488
Royalty Receivable	3,540,753
Investments	60,057	133,195
Reclamation Bonds		83,277
Total assets	21,937,782	19,641,035
Current liabilities
Accounts payable and accrued liabilities	48,303	76,923
Amounts payable to related parties	39,865	114,322
Current income tax liability	2,751,000
Total current liabilities	2,839,168	191,245
Reclamation Provision		559,257
Deferred Tax Liability	42,000	1,043,000
Total liabilities	2,881,168	1,793,502
EQUITY
Share Capital	44,356,316	45,495,382
Equity Reserves	1,182,299	1,071,804
Accumulated Other Comprehensive Income	23,808	81,077
Accumulated Deficit	(26,516,129)	(28,811,050)
Equity Attributable to Equity Holders of the Company	19,046,294	17,837,213
Equity Attributable to Non-Controlling Interests	10,320	10,320
Total Equity	19,056,614	17,847,533
Total Liabilities and Equity	$ 21,937,782	$ 19,641,035